THE WALL STREET JOURNAL.

MONDAY, JULY 10, 2023

Category Kings in 9 Realms

Top-performing funds in each category, ranked by one-year total returns (changes in net asset values with reinvested distributions) as of June 30; assets are as of May 31. All data are final.

Small-Cap Core

	Symbol	Assets ($ millions)	2nd-qtr (%)	1-yr*	Total return (%) 3-yr*	5-yr*	10-yr*
Oberweis:Micro-Cap;Inv	OBMCX	272.1	8.7	**35.7**	33.2	15.4	16.9
Hennessy:Cnst MdCp;Inv	HFMDX	405.9	8.5	**35.1**	30.4	11.7	11.3
Paradigm:Micro-Cap	PVIVX	120.9	8.1	**29.5**	21.6	10.5	11.5
SouthernSun US Eq;I	SSEIX	41.8	11.0	**26.6**	24.0	9.7	8.2
FMI:Common Stock;Inst	FMIUX	1,219.4	5.7	**26.1**	21.2	11.0	N.A.
Category Average:		520.3	4.0	**12.3**	15.1	5.1	8.1
Number of Funds:			934	**921**	882	820	592

Midcap Core

	Symbol	Assets ($ millions)	2nd-qtr (%)	1-yr*	Total return (%) 3-yr*	5-yr*	10-yr*
Hodges:Rtl	HDPMX	137.7	6.2	**29.4**	20.4	4.2	8.4
Paradigm:Select Fund	PFSLX	91.2	8.7	**24.8**	15.9	11.4	11.6
Federated Hs US SMID;IS	FHUMX	3.5	7.7	**23.4**	N.A.	N.A.	N.A.
Needham:Growth;Retail	NEEGX	131.4	13.5	**22.9**	11.8	12.8	10.4
AMG RR Mid Cap Val;N	CHTTX	297.1	5.8	**22.4**	19.1	6.3	7.7
Category Average:		583.5	4.6	**12.5**	14.4	7.3	8.9
Number of Funds:			380	**368**	352	336	230

Large-Cap Core

	Symbol	Assets ($ millions)	2nd-qtr (%)	1-yr*	Total return (%) 3-yr*	5-yr*	10-yr*
Natixis:US Eq Opp;A	NEFSX	819.9	10.3	**30.1**	14.4	11.6	13.8
IMS Capital Value;Inst	IMSCX	38.6	12.2	**29.8**	10.3	7.7	7.6
Natixis US Equity Opptys	EQOP	9.7	10.3	**29.8**	N.A.	N.A.	N.A.
Waycross Focused Core Eq	WAYFX	9.8	12.0	**29.6**	N.A.	N.A.	N.A.
HCM Defender 100 Idx ETF	QQH	291.2	19.8	**27.8**	16.0	N.A.	N.A.
Category Average:		1,562.4	8.1	**18.0**	13.2	11.2	11.8
Number of Funds:			692	**666**	595	542	421

Small-Cap Value

	Symbol	Assets ($ millions)	2nd-qtr (%)	1-yr*	Total return (%) 3-yr*	5-yr*	10-yr*
RBB:WPG Sel SmCp V;Inst	WPGSX	92.7	8.7	**31.0**	N.A.	N.A.	N.A.
Invesco S&P MC400 PV	RFV	206.3	10.1	**26.2**	29.2	10.1	10.9
Rydex:S&P MC 400 P Val;H	RYAVX	5.8	9.7	**24.1**	26.8	8.0	8.9
Easterly Snow SC Val;I	SNWIX	20.5	11.0	**23.3**	27.0	7.1	6.8
Invesco SC Value;Y	VSMIX	2,565.9	7.7	**22.4**	32.1	11.4	10.9
Category Average:		391.5	3.9	**11.0**	19.8	5.1	7.3
Number of Funds:			170	**163**	146	138	106

Midcap Value

	Symbol	Assets ($ millions)	2nd-qtr (%)	1-yr*	Total return (%) 3-yr*	5-yr*	10-yr*
Vident US Equity Strat	VUSE	502.5	7.4	**25.0**	22.1	8.9	N.A.
Vanguard Sel Value;Inv	VASVX	5,732.7	6.3	**19.9**	21.2	8.6	9.5
TCW:Rel Value MC;I	TGVOX	71.4	5.7	**16.8**	19.4	5.3	8.0
T Rowe Price MC Vl;I	TRMIX	12,617.1	5.6	**16.1**	18.0	8.3	N.A.
Invesco Val Opps;A	VVOAX	2,663.8	6.4	**16.0**	24.2	9.8	8.9
Category Average:		877.2	4.0	**10.8**	17.4	6.6	8.2
Number of Funds:			153	**150**	141	135	98

Large-Cap Value

	Symbol	Assets ($ millions)	2nd-qtr (%)	1-yr*	Total return (%) 3-yr*	5-yr*	10-yr*
Fidelity Lrg Cap Stk K6	FCLKX	33.0	6.7	**25.2**	18.8	11.8	N.A.
Fidelity Mega Cap Stock	FGRTX	$1,564.2	7.5	**24.5**	18.4	12.7	12.1
Fidelity Srs Lrg Cp Stk	FGLGX	14,726.8	7.1	**23.0**	18.4	12.0	11.5
Artisan:Value Fund;Inst	APHLX	260.5	7.3	**23.0**	19.3	10.1	10.2
Davis:Research;A	DRFAX	52.4	10.0	**22.5**	9.2	8.3	10.6
Category Average:		2,049.4	4.6	**12.7**	14.4	8.7	9.5
Number of Funds:			355	**343**	324	302	255

Small-Cap Growth

	Symbol	Assets ($ millions)	2nd-qtr (%)	1-yr*	Total return (%) 3-yr*	5-yr*	10-yr*
Needham:Aggr Growth;Inst	NEAIX	162.6	16.8	**35.6**	20.3	17.7	N.A.
Oberweis:Sm-Cap Opp;Inv	OBSOX	274.3	2.7	**30.8**	25.7	15.6	14.6
Invesco S&P MidCap Qlty	XMHQ	824.6	10.1	**28.6**	17.2	12.0	11.7
Fuller&Thaler BSCG;Inst	FTXSX	222.7	6.6	**27.8**	15.7	10.3	N.A.
AMG Frontier SCG;I	MSSCX	34.7	14.6	**27.7**	17.4	12.3	12.6
Category Average:		648.3	5.1	**15.1**	7.4	6.3	9.5
Number of Funds:			703	**694**	660	614	441

Midcap Growth

	Symbol	Assets ($ millions)	2nd-qtr (%)	1-yr*	Total return (%) 3-yr*	5-yr*	10-yr*
HSBC:RadiantESGUSSC;I	RESCX	21.3	8.8	**27.5**	11.0	9.0	10.9
Columbia:Sel MCG;A	CBSAX	1,405.7	8.1	**27.1**	7.4	9.0	10.6
Azzad Ethical	ADJEX	126.9	7.6	**26.7**	8.3	9.6	9.9
Brown Cap Mid Co;Inst	BCMIX	38.0	10.4	**26.5**	4.0	10.8	9.1
Wasatch:US Select;Inst	WGUSX	10.1	7.6	**25.5**	N.A.	N.A.	N.A.
Category Average:		1,104.9	6.0	**18.0**	6.3	8.4	10.7
Number of Funds:			396	**391**	357	340	272

Large-Cap Growth

	Symbol	Assets ($ millions)	2nd-qtr (%)	1-yr*	Total return (%) 3-yr*	5-yr*	10-yr*
Loomis Sayles:Gro;Y	LSGRX	10797.8	13.5	**40.1**	12.4	14.2	15.4
Dunham:Focused LC Gro;N	DNFGX	160.9	15.7	**38.1**	6.5	12.9	14.2
Fidelity Srs BlueChp G	FSBDX	9,105.3	16.6	**37.1**	13.8	16.6	N.A.
Fidelity Blue Chip G ETF	FBCG	564.2	16.8	**36.8**	12.3	N.A.	N.A.
Fidelity Blue Chip Gr K6	FBCGX	8,299.5	16.0	**35.9**	13.3	15.7	N.A.
Category Average:		2,289.4	12.3	**25.1**	9.7	12.0	13.7
Number of Funds:			666	**649**	612	578	447

N.A.: Not applicable; fund is too new

*Annualized. Note: For funds with multiple share classes, only the largest is shown.

Source: Refinitiv Lipper

DISCLOSURES:

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on funds' distributions or the redemption of funds' shares.

As is the case with most investments, you may lose money by investing in the funds. The funds invest in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices Below the company's true worth). If the funds' perceptions of value are wrong, the securities purchased may not perform as expected, reducing the funds' return.

The **Micro-Cap Fund** primarily invests at least 80% of its net assets in the common stocks of U.S. micro capitalization companies. The Fund generally considers a company to be a micro-capitalization company if its market capitalization, at the time of purchase, is less than the market capitalization of the largest company in the Russell Microcap® Index ($4.757 billion at June 30, 2023) as of its most recent reconstitution date. Micro capitalization companies can be riskier investments than larger companies.

The **Select Fund** invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired. Small and mid-capitalization companies can be riskier investments than larger companies.

Investors should consider the investment objectives, risks, charges and expenses of a mutual Fund before investing. To request a prospectus which contains more detailed information on risks, fees, charges and expenses, please contact Paradigm Funds Advisors LLC at 1-800-239-0732 or visit our website at www.paradigmcapital.com. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain data current to the most recent month end by calling the transfer agent at 1-877-59-Funds.

No Bank Guarantee.

Fees and Expenses of the Funds

The **Select Fund's** total annual operating expense is 1.50% which includes management fees and other expenses (as of the Fund's most recent prospectus dated May 1, 2023). The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in Acquired Funds) at 1.15% of the Select Fund's average daily net assets through April 30, 2024.

The **Micro-Cap Fund's** total annual operating expense is 1.50% which includes management fees and other expenses (as of the Fund's most recent prospectus dated May 1, 2023).

Both Funds charge Redemption Fees of 2.00% (of the amount redeemed) on shares sold after holding them for 90 days or less.